JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 20, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the JPMorgan SmartSpending 2050 Fund (the “Fund”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:
On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 exhibits containing interactive data format risk/return summary information for the SmartSpending 2050 Fund. These exhibits contain the risk/return summary information in the prospectus and summary prospectus for the Fund dated November 1, 2019, as supplemented. The purpose of this filing is to submit the XBRL information from the Form 497 filing relating to the Fund submitted on April 1, 2020.
Please contact the undersigned at (212) 648-0919 if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis

Carmine Lekstutis
Assistant Secretary

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase